Subsequent Events - Additional Information (Detail)								1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 05, 2025 USD ($) shares	Feb. 12, 2025 USD ($) $ / shares	Oct. 18, 2024 PATIENTS $ / shares shares	Aug. 19, 2024 shares	Apr. 02, 2024 PATIENTS	Jan. 09, 2024 USD ($)	Nov. 10, 2022 shares	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 12, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Mar. 31, 2024	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
Subsequent Event [Line Items]
Contract research organization termination cost paid													$ 600,000
Common stock, shares issued | shares										10,167,000	1,590,000		10,167,000	1,579,000	1,579,000		1,692,000
Common stock, par value | $ / shares										$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Minimum of number of patients enrolled | PATIENTS					10
Reverse stock split, shares | shares							50
TuHURA Biosciences, Inc. [Member]
Subsequent Event [Line Items]
Description of contingent value rights											Existing Company stockholders received one CVR for each share of common stock held by such stockholder (or, in the case of warrants, each share of common stock of the Company for which such warrant is exercisable into), entitling them to receive, in the aggregate, approximately 1,539,918 shares of the Company’s common stock (collectively, the “CVR Shares”) upon achievement of enrollment of a minimum of 10 patients in the REM-001 clinical trial, with such patients each completing 8 weeks of follow-up on or before December 31, 2025 (the “Milestone”).				Existing Company stockholders will receive contingent value rights (“CVR”), entitling them to receive shares of the Company’s common stock upon achievement of enrollment of a minimum of 10 patients in the REM-001 clinical trial, with such patients each completing 8 weeks of follow-up on or before December 31, 2025.
Tuhura Biosciences Inc. and Subsidiary [Member]
Subsequent Event [Line Items]
Common stock, shares issued | shares								43,680,396		12,167,679			12,167,679			42,323,759
Common stock, par value | $ / shares								$ 0.001								$ 0.001
Aggregate principal amount		$ 3,011,373
Warrant exercise price | $ / shares		$ 1,034,836
Description of warrant exercise notes												The Warrant Exercise Notes are due and payable on May 30, 2025. In the event that a Warrant Exercise Note is not paid in full by the Maturity Date, the interest rate on such Warrant Exercise Note increases to 18% per annum.
Increases in interest rate on notes		18.00%
ATM Facility [Member]
Subsequent Event [Line Items]
Net proceeds										$ 2,579,000			$ 2,579,000	$ 10,471,000	$ 10,471,000
Number of shares issued in transaction | shares										8,013,000			8,013,000	53,151,000	1,519,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 3,011,373
Percentage of shares expected to collectively owned			2.85%
Percentage of shares underlying the CVR			5.45%
Payments for working capital loan								$ 250,000
Warrants exercised | shares								173,268
Warrants proceed								$ 504,711
Warrant exercise price | $ / shares		$ 1,034,836
Warrant issued		$ 1,034,836
Description of warrant exercise notes		The Warrant Exercise Notes are due and payable on May 30, 2025. In the event that a Note is not paid in full by the Maturity Date, the interest rate on the Notes increases to 18% per annum.
Increases in interest rate on notes		18.00%
Subsequent Event [Member] | Preferred Stock Series C [Member]
Subsequent Event [Line Items]
Dividend rate				25.00%
Preferred stock, rate of dividend				25.00%
Common stock, shares issued | shares				59,000
Subsequent Event [Member] | Series C Agent Warrants [Member] | Preferred Stock Series C [Member]
Subsequent Event [Line Items]
Preferred stock, rate of dividend				25.00%
Common stock, shares issued | shares				235,000
Subsequent Event [Member] | TuHURA Biosciences, Inc. [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares			$ 0.001
Minimum of number of patients enrolled | PATIENTS			10
Reverse stock split, shares | shares			35
Common stock equal to exchange ratio | $ / shares			$ 0.1789
Contingent value rights entitled to receive common stock, shares | shares			1,539,918
Percentage of shares expected to collectively owned			97.15%
Percentage of shares underlying the CVR			94.55%
Subsequent Event [Member] | CTF Agreement [Member]
Subsequent Event [Line Items]
Upfront payment made								$ 851,809
Subsequent Event [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Subsequent Event [Line Items]
Severance compensation	$ 145,833.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Granted | shares	65,597
Subsequent Event [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | TuHURA Biosciences, Inc. [Member]
Subsequent Event [Line Items]
Gross proceed receivable	$ 20,000,000
Subsequent Event [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Kineta [Member]
Subsequent Event [Line Items]
Merger agreement, cash consideration	6,005,000
Total merger consideration	12,000,000
Mergder consideration, advance amount	$ 5,995,000
Share component of merger consideration | shares	3,998,053
Holdback of shares | shares	1,129,883
Subsequent Event [Member] | Termination Agreement [Member]
Subsequent Event [Line Items]
Contract research organization termination cost paid						$ 400,000
Subsequent Event [Member] | ATM Facility [Member]
Subsequent Event [Line Items]
Net proceeds									$ 6,108,000
Number of shares issued in transaction | shares									28,870,000